CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 392,830	$ 11,219	$ 332,913	$ 22,180	$ 26,518
Beginning Balance (in shares) at Dec. 31, 2010		560,972,080
Issuance of ordinary shares pursuant to share option plan (in shares)		9,517,272
Issuance of ordinary shares pursuant to share option plan	1,637	191	1,446
Share-based compensation expense	11,473		11,473
Currency translation adjustment	18,807				18,807
Net income	80,979			80,979
Ending Balance at Dec. 31, 2011	505,726	11,410	345,832	103,159	45,325
Ending Balance (in shares) at Dec. 31, 2011		570,489,352
Issuance of ordinary shares pursuant to share option plan (in shares)		7,743,594
Issuance of ordinary shares pursuant to share option plan	1,380	155	1,225
Share-based compensation expense	14,314		14,314
Conversion of convertible notes (in shares)		22,771,021
Conversion of convertible notes	35,864	455	35,409
Repurchase of ordinary shares issued for convertible notes (in shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes	(37,003)	(455)	(35,409)	(1,139)
Repurchase of ordinary shares (in shares)		(17,111,944)
Repurchase of ordinary shares	(30,000)	(343)	(29,657)
Currency translation adjustment	1,358				1,358
Net income	86,584			86,584
Ending Balance at Dec. 31, 2012	578,223	11,222	331,714	188,604	46,683
Ending Balance (in shares) at Dec. 31, 2012		561,121,002
Issuance of ordinary shares pursuant to share option plan (in shares)	2,872,112	11,640,112
Issuance of ordinary shares pursuant to share option plan	4,949	233	4,716
Share-based compensation expense	17,895		17,895
Repurchase of ordinary shares issued for convertible notes (in shares)		(490,280)
Repurchase of ordinary shares	(1,162)	(10)	(1,152)
Currency translation adjustment	15,795				15,795
Unrealized gains on available-for-sale securities	4,482				4,482
Net income	114,567			114,567
Ending Balance at Dec. 31, 2013	$ 734,749	$ 11,445	$ 353,173	$ 303,171	$ 66,960
Ending Balance (in shares) at Dec. 31, 2013		572,270,834